Balance Sheets (Parenthetical)	Mar. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Stock Transactions, Parenthetical Disclosures [Abstract]
Preferred Stock Series A Par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Series A shares designated	1,000,000	1,000,000	1,000,000
Preferred Stock Series A, shares issued	0		1,000,000
Preferred Stock Series A, shares outstanding	0		1,000,000
Preferred Stock Series B Par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Series B shares designated	7,000,000	7,000,000	7,000,000
Preferred Stock Series B shares outstanding	0	0	0
Preferred Stock Series C Par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Series C shares designated	2,000,000	2,000,000	2,000,000
Preferred Stock Series C shares issued	0	0	0
Preferred Stock Series C shares outstanding	0	0	0
Preferred Stock Series D shares designated	2,000,000	2,000,000	2,000,000
Preferred Stock Series D Par value	0.001	0.001	0.001
Preferred Stock Series D shares outstanding	0	0	0
Preferred Stock Series E shares designated	789,474	789,474	789,474
Preferred Stock Series E Par value	0.10%	0.10%	0.10%
Preferred Stock Series E shares outstanding	0	0	0
Common Stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares designated	200,000,000	4,000,000,000	4,000,000,000
Common Stock, shares issued	104,169,609	1,891,617,372	1,159,706,457
Common Stock, shares outstanding	104,169,609	1,891,617,372	1,159,706,457
Accounts Receivable, net allowance of | $	$ 2,544	$ 5,275	$ 195,632